Commitments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015		Jul. 05, 2015	Dec. 31, 2014		Sep. 30, 2016	[1]	Sep. 14, 2014	Jul. 05, 2014
Amortization of Advance Royalty					$ 224,775
Commitments			[1]			[1]			$ 584,415
Other Research and Development Expense		$ 281,520			$ 87,662
Other Commitment										$ 7,931
Oil and Gas Property, Lease Operating Expense	$ 16,530
iMedical
Oil and Gas Property, Lease Operating Expense				$ 7,931

[1]	See Commitments Note